                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2008

Check here if Amendment [ ]; Amendment Number: __________

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Chesley, Taft & Associates, LLC
Address: 10 South LaSalle Street, Suite 3250
         Chicago, Illinois 60603

Form 13F File Number: 28-10082

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Faris F. Chesley
Title: Manager
Phone: 312/873-1260

Signature, Place, and Date of Signing:

   /s/ Faris F. Chesley          Chicago, Illinois          February 5, 2009

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this report manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by OTHER reporting manager(s).)

List of Other Managers Reporting for this Manager: NONE

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 0

Form 13F Information Table Entry Total: 155

Form 13F Information Table Value Total: 275369
                                        (thousands)

List of Other Included Managers: NONE

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, OTHER than the manager filing this report.

                           FORM 13F INFORMATION TABLE

FORM 13F
31-Dec-08

                                                                                                               Voting Authority
                                Title of                 Value     Shares/  Sh/  Put/  Invstmt   Other    --------------------------
Name of Issuer                   class       CUSIP      (x$1000)   Prn Amt  Prn  Call  Dscretn  Managers    Sole    Shared    None
------------------------------  --------  ------------  --------  --------  ---  ----  -------  --------  --------  ------  --------
3M Company                      COM       88579y101        3246      56405  SH         Sole                  52299              4076
Abbott Labs                     COM       002824100        1343      25158  SH         Sole                  15788              9370
ABN AMRO Capital Funding Trust  PFD       00372Q201         275      27600  SH         Sole                   7700             19900
Accenture, Ltd.                 COM       G1150G111        1680      51235  SH         Sole                  46610              4625
Adobe Systems Inc.              COM       00724F101        1177      55278  SH         Sole                  52475              2753
Air Products & Chemicals, Inc.  COM       009158106         952      18930  SH         Sole                  18385               525
Alcon Inc.                      COM       h01301102         375       4200  SH         Sole                   3400               800
American New Perspective Fund             648018406        1795   95460.61  SH         Sole               2815.287          92645.32
Amgen, Inc.                     COM       031162100         274       4740  SH         Sole                   4740
Amphenol Corporation            COM       032095101        2017      84105  SH         Sole                  78255              5850
AON Corp                        COM       037389103         114       2490  SH         Sole                   1690               800
Apache Corp                     COM       037411105        1308      17550  SH         Sole                  14750              2800
Apple, Inc.                     COM       037833100        2249      26350  SH         Sole                  24720              1600
AT&T Inc. - (New)               COM       00206R102        6339     222415  SH         Sole                  37255            185160
Autodesk, Inc.                  COM       052769106         300      15272  SH         Sole                  15272
Automatic Data Processing       COM       053015103         233       5930  SH         Sole                   5630               300
Bank of America Corporation     COM       060505104         171      12122  SH         Sole                   9316              2806
Bank of Hawaii Corporation      COM       062540109         335       7424  SH         Sole                                     7424
Barclay's Bank PLC Pfd 8.125%   PFD       06739h362         451      30000  SH         Sole                   6000             24000
Barclays Bank PLC Pfd. 6.625%   PFD       06739f390         587      46810  SH         Sole                  25310             21500
Barclays Bank PLC Pfd. 7.75%    PFD       06739H511         545      36700  SH         Sole                  11800             24900
Becton Dickinson & Company      COM       075887109         260       3800  SH         Sole                   3500               300
Bed Bath & Beyond, Inc.         COM       075896100         371      14600  SH         Sole                  13025              1575
BP PLC ADR United Kingdom       COM       055622104        1684      36019  SH         Sole                  24110             11909
Bristol Meyers Squibb Co        COM       110122108         814      35000  SH         Sole                  23910             11090
C.R. Bard, Inc.                 COM       067383109         358       4250  SH         Sole                                     4250
Caterpillar Inc.                COM       149123101         290       6500  SH         Sole                   4300              2200

Central Fund Canada Cl A        ETF       153501101         178      15850  SH         Sole                                    15850
Chevron Corp                    COM       166764100        3860      52188  SH         Sole                  34366             17822
Cisco Systems                   COM       17275R102        4824     295953  SH         Sole                 131668            164085
Citigroup Inc.                  COM       172967101         130      19349  SH         Sole                  19349
Coca-Cola Co                    COM       191216100        1026      22675  SH         Sole                  12310             10365
Cognizant Technology Solutions  COM       192446102        2224     123150  SH         Sole                 111380             11710
Colgate Palmolive Company       COM       194162103         583       8505  SH         Sole                   4505              4000
Columbia Acorn Fund Z                     197199409         195    11006.6  SH         Sole               1632.915          9373.689
Covance, Inc.                   COM       222816100         538      11695  SH         Sole                   8095              3600
Crane Co.                       COM       224399105         349      20250  SH         Sole                  20250
CVS Caremark Corp               COM       126650100         267       9304  SH         Sole                   1700              7604
Danaher Corp                    COM       235851102        2585      45655  SH         Sole                  38800              6825
Deere & Company                 COM       244199105         207       5400  SH         Sole                   3400              2000
Deutsche Bank Capital Funding   PFD       25153u204        1595      93500  SH         Sole                  13600             79900
Devon Energy Corporation        COM       25179m103         350       5325  SH         Sole                    300              5025
Dominion Resources              COM       25746U109         244       6820  SH         Sole                   4400              2420
Duke Energy Corp                COM       26441C105         235      15652  SH         Sole                  15152               500
E I DuPont De Nemours & Co      COM       263534109        1605      63453  SH         Sole                  58453              4950
Ecolab Inc.                     COM       278865100        8023     228245  SH         Sole                  92954            135241
Emerson Electric                COM       291011104         989      27015  SH         Sole                  25840              1175
Express Scripts Inc Cl A        COM       302182100       10583     192489  SH         Sole                  60548            131891
Exxon Mobil Corp                COM       30231g102       12414     155504  SH         Sole                  54740            100764
Fastenal Company                COM       311900104         254       7300  SH         Sole                   2900              4400
FedEx Corp                      COM       31428x106         592       9235  SH         Sole                   8860               355
Financial Select Sector SPDR F  ETF       81369Y605         259      20700  SH         Sole                  20700
FPL Group Inc.                  COM       302571104         360       7150  SH         Sole                   4550              2600
Genentech Inc.                  COM       368710406         647       7800  SH         Sole                   4825              2950
General Electric Co.            COM       369604103        3224     199022  SH         Sole                 163172             35850
General Mills Inc.              COM       370334104         823      13542  SH         Sole                  13542
Genesis Lease Limited ADR       COM       37183T107          37      13100  SH         Sole                   9600              3500
Genzyme Corp General            COM       372917104         798      12025  SH         Sole                   7575              4450
Goldman Sachs Group, Inc.       COM       38141G104        1418      16805  SH         Sole                  14945              1850
Google Inc.                     COM       38259P508        4999      16248  SH         Sole                   5992             10241
Grainger WW Inc                 COM       384802104         292       3700  SH         Sole                   2000              1700
Heinz H J Company               COM       423074103         924      24585  SH         Sole                  19885              4675
Hewlett-Packard Company         COM       428236103        5278     145449  SH         Sole                  12379            133070
Home Depot Inc.                 COM       437076102         363      15775  SH         Sole                  15300               475

Honeywell International         COM       438516106        1472      44825  SH         Sole                  39200              5575
HSBC Holdings PLC 8.125%        PFD       404280703        1232      50700  SH         Sole                  32700             18000
HSBC Holdings PLC Series A 6.2  PFD       404280604        1537      82700  SH         Sole                  13200             69500
Illinois Tool Works, Inc.       COM       452308109        2147      61252  SH         Sole                  55852              5350
Ing Groep NV 6.375% Pfd.        PFD       456837608        1209     107200  SH         Sole                  32850             74350
ING Groep NV 8.50%              PFD       456837806         208      12700  SH         Sole                  11700              1000
Intel Corporation               COM       458140100         392      26758  SH         Sole                  18258              8500
International Business Machine  COM       459200101        3879      46090  SH         Sole                   9824             36266
Intuit Inc.                     COM       461202103         205       8600  SH         Sole                   8600
Intuititve Surgical, Inc.       COM       46120e602         416       3275  SH         Sole                    175              3100
iPATH Dow Jones AIG Commodity   ETF       06738C778         803      22820  SH         Sole                  19045              3775
iShares iBoxx Inv Grade Corp B  ETF       464287242         634       6233  SH         Sole                   4600              1633
iShares Lehman 1-3 Yr Credit B  ETF       464288646         308       3050  SH         Sole                   2700               350
iShares Lehman Aggregate Bond   ETF       464287226        2249      21584  SH         Sole                  16581              4903
iShares Lehman US Treasury INF  ETF       464287176        1043      10510  SH         Sole                   7960              2550
iShares MSCI Canada Index Fund  ETF       464286509         248      14200  SH         Sole                  11850              2350
iShares MSCI Emerging Mkt       ETF       464287234        1152      46120  SH         Sole                  37800              8320
iShares Nasdaq Biotech Index    ETF       464287556        2301      32390  SH         Sole                  29525              2825
iShares Russell Midcap Index F  ETF       464287499         340       5689  SH         Sole                   5689
iShares S&P 500 Index Fund      ETF       464287200         351       3888  SH         Sole                   1988              1900
iShares S&P Smallcap 600 Index  ETF       464287804        1278      29071  SH         Sole                  24041              5030
iShares Trust MSCI EAFE Index   ETF       464287465        6348     141515  SH         Sole                 103839             37676
iShares Trust S&P MidCap 400 I  ETF       464287507        2178      40835  SH         Sole                  34939              5896
Jacobs Engineering              COM       469814107        2727      56703  SH         Sole                  52478              4225
Johnson & Johnson               COM       478160104        9800     163805  SH         Sole                  86075             77700
Johnson Controls, Inc.          COM       478366107        1704      93824  SH         Sole                  85064              8760
JPMorgan Chase & Co.            COM       46625h100        1377      43674  SH         Sole                  35072              8552
Kimberly Clark Corporation      COM       494368103         380       7200  SH         Sole                   7200
Kraft Foods Inc                 COM       50075n104        1080      40228  SH         Sole                  33703              6475
L-3 Communications Holdings, I  COM       502424104         994      13470  SH         Sole                  12670               800
Laboratory Corp                 COM       50540R409        4232      65700  SH         Sole                   1292             64408
Lowes Companies Inc.            COM       548661107         875      40650  SH         Sole                  36200              4450
McDonalds Corporation           COM       580135101        1474      23709  SH         Sole                  21436              2273
Medco Health Solutions, Inc.    COM       58405u102         210       5016  SH         Sole                   4160               856
Medtronic Inc.                  COM       585055106        1049      33380  SH         Sole                  29330              4000
Merck & Co., Inc.               COM       589331107         520      17117  SH         Sole                  17117
Merrill Lynch & Co., Inc.       COM       590188108        2456     211030  SH         Sole                 211030

Metropolitan Life Insurance Co  COM       59156r108         836      23980  SH         Sole                  21005              2975
Microsoft Corporation           COM       594918104        2448     125941  SH         Sole                  42028             83913
Midcap SPDR Trust Series 1      ETF       595635103         210       2159  SH         Sole                   2159
National Fuel Gas Co            COM       636180101         407      13000  SH         Sole                                    13000
Northern Trust Company          COM       665859104        4727      90667  SH         Sole                  33402             57265
Novartis AG ADR                 COM       66987v109         936      18805  SH         Sole                  16205              2600
O.T. Mining Corporation         COM       671061109           8      30000  SH         Sole                                    30000
Omnicom Group                   COM       681919106        1382      51355  SH         Sole                  46325              5030
Oracle Corp                     COM       68389X105        1831     103275  SH         Sole                  75900             27375
Paychex Inc.                    COM       704326107         269      10250  SH         Sole                   1050              9200
Pepsico Inc.                    COM       713448108        7546     137777  SH         Sole                  46903             90874
Pfizer, Inc                     COM       717081103        2772     156513  SH         Sole                 127734             28779
Pharmaceutical Product Develop  COM       717124101         740      25500  SH         Sole                  23650              1850
Philip Morris International, I  COM       718172109        4872     111965  SH         Sole                   9746            102119
Plains All Amer Pipeline L.P.             726503105         347      10000  SH         Sole                  10000
PowerShares QQQ                 ETF       73935A104        1188      39945  SH         Sole                  38945              1000
Praxair Inc.                    COM       74005P104        1278      21525  SH         Sole                  20275              1250
PrivateBancorp, Inc.            COM       742962103         767      23643  SH         Sole                  15843              7800
Procter & Gamble Company        COM       742718109       12782     206760  SH         Sole                 102045            104680
Qualcomm Inc.                   COM       747525103        8784     245150  SH         Sole                  89660            155350
Quest Diagnostics, Inc.         COM       74834l100         441       8500  SH         Sole                                     8500
Ralcorp Holdings Inc.           COM       751028101         726      12427  SH         Sole                  11777               600
Raytheon Co                     COM       755111507         362       7102  SH         Sole                   7102
Regeneron Pharmaceuticals, Inc  COM       75886f107         332      18100  SH         Sole                                    18100
Royal Bk Scotland Group Plc 6.  PFD       780097796         234      26400  SH         Sole                  13900             12500
Royal Bk Scotland Group PLC 7.  PFD       780097713         252      24800  SH         Sole                  11000             13800
Royal Dutch Shell PLC ADR CL A  COM       780259206         595      11246  SH         Sole                   5696              5550
Russell 1000 Growth Index Fund  ETF       464287614         766      20663  SH         Sole                   8098             12535
Sara Lee Corp                   COM       803111103         164      16781  SH         Sole                  15911               870
Schlumberger Ltd                COM       806857108        1457      34425  SH         Sole                  31040              3385
Sinofert Holdings Ltd.(Hong Ko  COM       B0CJMD1            25      52000  SH         Sole                                    52000
SPDR Trust, Series 1            ETF       78462f103        1727      19143  SH         Sole                  15575              3568
St. Jude Medical                COM       790849103        3973     120535  SH         Sole                  28244             92291
Starbucks Corp                  COM       855244109         946     100026  SH         Sole                  97696              2260
Stericycle Inc.                 COM       858912108        3229      61995  SH         Sole                  56085              5850
Stryker Corporation             COM       863667101        5205     130290  SH         Sole                  32720             97470
Sysco Corp                      COM       871829107        2042      89020  SH         Sole                  58453             30567

Target Corporation              COM       87612e106        1192      34530  SH         Sole                  29325              5205
Teva Pharmaceutical Industries  COM       881624209        2115      49675  SH         Sole                  38125             11550
Texas Instruments Inc.          COM       882508104         652      42000  SH         Sole                  29025             12975
Thermo Fisher Scientific, Inc.  COM       883556102        7421     217820  SH         Sole                  62449            155371
United Technologies Corp        COM       913017109         381       7110  SH         Sole                   3710              3400
Vanguard FTSE All-World Ex-US   ETF       922042775        3169      98050  SH         Sole                  85800             12250
Vanguard Total Bond Market Fun  ETF       921937835        2580      32665  SH         Sole                  12290             20375
Vanguard Total Stock Market VI  ETF       922908769         425       9499  SH         Sole                   9499
Verizon Communications          COM       92343V104        5665     167119  SH         Sole                  15643            151476
Videorec Technologies-Private   COM       926990656           0      18438  SH         Sole                                    18438
Wal Mart Stores, Inc.           COM       931142103         370       6600  SH         Sole                   6300               300
Walgreen Co                     COM       931422109        6794     275377  SH         Sole                 101780            173457
Walt Disney Productions         COM       254687106         247      10902  SH         Sole                   2002              8900
Waste Management Inc            COM       94106L109         208       6288  SH         Sole                                     6288
Wells Fargo Company             COM       949746101        2943      99840  SH         Sole                  90240              9600
Wells Fargo IX-5.625%           PFD       94979P203         390      18600  SH         Sole                  12600              6000
Wyeth                           COM       983024100         587      15661  SH         Sole                  15661
REPORT SUMMARY                  155       DATA RECORDS   275369             0    OTHER MANAGERS ON WHOSE BEHALF REPORT IS FILED